DEBENTURES - Amortization schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DEBENTURES
Non-current debentures	R$ 1,397,951	R$ 2,894,954
2022
DEBENTURES
Non-current debentures		1,497,760
2023
DEBENTURES
Non-current debentures	599,390	598,960
2026
DEBENTURES
Non-current debentures	R$ 798,561	R$ 798,234